Inventories (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Inventories
Finished products, including finished parts held for sale	$ 3,551,891	¥ 294,807,000	¥ 254,157,000
Work in process	1,628,518	135,167,000	102,096,000
Materials and supplies	528,940	43,902,000	40,163,000
Total	$ 5,709,349	¥ 473,876,000	¥ 396,416,000